YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report for Dreyfus Intermediate Municipal Bond Fund, Inc. for the six-month period ended November 30, 1998. Your Fund produced a total return, including share price changes and dividend income generated, of 3.02%,* and an annualized tax-free distribution rate per share of 4.76%.**

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT

  Prices moved higher during the reporting period as various classes of investors found municipal bonds appealing, despite the extent to which equities vied for investors' attention for most of the period. Low inflation and low interest rates helped create and maintain a bond-friendly atmosphere. Not to be overlooked, either, is the improved fiscal posture enjoyed by many states and municipalities, the result of several years of strong economic growth that enhanced the creditworthiness of many municipal securities' issuers, and gave added comfort to investors. The dollar value of newly issued bonds so far in 1998 has surpassed the volume experienced in all but a few previous years. At $255 billion, it is approximately 29% above the same period last year, but nonetheless, a dearth of appropriate bonds persists in several states.
Fortunately, the market has absorbed the new issuance without inordinate volatility in the process. Municipal yields have been, and continue to be, very favorably aligned vis-a-vis U.S. Treasury Bonds. Historically, longer-term municipals have been viewed as being good values when their yields approached 80% to 85% of the yields available on comparable Treasuries. Presently, most measures place the ratio well in excess of 90%. The environment for municipal bonds still appears to be positive, particularly with the Federal Reserve Board's Open Market Committee signaling explicitly, by recent cuts in the target rate for Federal Funds, its preference for lower interest rates.

PORTFOLIO FOCUS

  The market has gone through several cycles during the past six months, from subdued volatility to substantial volatility with strong intraday movements. During the periods of low volatility (earlier in the period) we found it advantageous to maintain previously purchased full coupon positions since the greater part of the Fund's investment performance during that time was derived mainly from income rather than principal value changes. Quality spreads in the municipal market have tightened significantly from historic levels as rates have moved downward. One sector of the market that has underperformed includes issues that have underlying corporate credits that are tied to economic cycles. The portfolio holds a small percentage in this type of paper, and it has been a drag on the overall performance. The improvement in the fiscal health of many municipalities has translated into investment rating upgrades and strong trading demand. The Fund has benefited from its holdings in specialty state paper such as New York and California. Over the past few months, we weighted a portion of the portfolio in paper that is expected to react positively to the anticipated drop in interest rates. The longer end of the intermediate curve has continued to be an attractive alternative to the higher yielding long market, which is of greater volatility; many new issues in this maturity range have been vied for by both intermediate and traditional long buyers.

  Included in this report is a series of detailed financial statements, which outline the portfolio' s current holdings and its financial condition. We hope that you find them informative.

               Very truly yours



               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

December 15, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period, (annualized), divided by the net asset value per share at the end of the period. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments--98.4%                                                          Amount               Value
-----------------------------------------------------                                       _______________     _______________
Alabama--.8%

Bay Minette Industrial Development Board, IDR, Refunding

   (Coltec Industries, Inc.) 6.50%, 2/15/2009  . . . . . . . . . . . . . . . . . . . .    $       4,505,000  $        4,759,307

McIntosh Industrial Development Board, EIR, Refunding 4.65%, 6/1/2008. . . . . . . . .            5,500,000           5,599,440

Alaska--2.8%

Alaska Industrial Development and Export Authority, Revolving Fund

   6.375%, 4/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,260,520

Alaska Housing Finance Corp., Refunding:

   5.75%, 12/1/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .           12,280,000          13,065,429

   5.30%, 12/1/2012 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,599,375

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .            4,700,000           5,011,563

   5.70%, 7/1/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .            5,990,000           6,418,525

Anchorage, Electric Utility Revenue, Refunding:

   6.50%, 12/1/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            2,755,000           3,249,688

   6.50%, 12/1/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            2,910,000           3,459,495

Arizona--1.5%

Maricopa County Industrial Development Authority:

  Hospital Facility Revenue, Refunding (Samaritan Health Services)

       7.15%, 12/1/2004 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            9,835,000          11,414,108

   Hospital Systems Revenue, Refunding (Baptist Hospital)

       5.20%, 9/1/2005 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . .            3,125,000           3,345,750

Mesa Industrial Development Authority, Industrial Revenue

   (TRW Vehicle Safety Systems, Inc. Project) 7.25%, 10/15/2004  . . . . . . . . . . .            5,000,000           5,412,950

California--5.2%

California, Veterans:

   5.35%, 12/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,284,900

   5.40%, 12/1/2014  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,163,400

California Higher Education Loan Authority, Student Loan Revenue, Refunding:

   6.40%, 12/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000,000           6,534,180

   6.50%, 6/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,500,000           6,037,570

California Student Loan Marketing Corp., Student Loan Revenue:

   6.70%, 7/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,664,650

   6.75%, 7/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,747,850

California Statewide Community Development Administration

   5.10%, 5/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,000,000           8,252,160

Los Angeles Harbor Department, Revenue 6.40%, 8/1/2012 . . . . . . . . . . . . . . . .            5,420,000           5,950,889

San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, Refunding

   Zero Coupon, 1/15/2006 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . .           14,745,000          11,030,735

Solano County, COP, Refunding (Justice Facility and Public Buildings Project)

   5.875%, 10/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,494,700

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Colorado--3.7%

Colorado Health Facilities Authority, Revenue (Sisters of Charity-Levenworth)

   5%, 12/1/2014 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       2,000,000   $       2,015,440

Denver City and County, Airport Revenue:

   7.50%, 11/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,080,000           6,713,171

   8.75%, 11/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,840,000           4,449,600

   8.75%, 11/15/2005 (Prerefunded 11/15/2001) (a)  . . . . . . . . . . . . . . . . . .           10,645,000          12,098,468

E-470 Public Highway Authority, Revenue, Refunding

   Zero Coupn, 9/1/2010 Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . .           30,000,000          17,720,700

El Paso County School District (Number 11 Colorado Springs):

   6.25%, 12/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,171,910

   6.50%, 12/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000           2,410,240

   6.50%, 12/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,040,000           2,482,313

Connecticut--.7%

Connecticut,

  Special Revenue (Mashantucket Western Pequot Tribe):

       6.50%, 9/1/2006 (Escrowed to Maturity) (b)  . . . . . . . . . . . . . . . . . .            2,475,000           2,860,209

       6.50%, 9/1/2006 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,525,000           2,861,052

       5.60%, 9/1/2009 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,053,440

       5.70%, 9/1/2012 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,400,000           2,514,816

District of Columbia--1.7%

District of Columbia, Revenue (American University) 5.50%, 10/1/2011 (Insured; AMBAC).            5,435,000           5,804,417

Metropolitan Airports Authority, General Airport Revenue

   5.75%, 10/1/2011 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            5,750,000           6,273,423

Washington D.C. Convention Center Authority,  Dedicated Tax Revenue:

   5.25%, 10/1/2013 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,198,750

   5.25%, 10/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,166,800

Florida--3.7%

Dade County:

   Aviation Revenue 5.90%, 10/1/2005 (Insured; AMBAC)  . . . . . . . . . . . . . . . .           10,830,000          11,700,515

   Resource Recovery Facility Revenue, Refunding

       5.20%, 10/1/2005 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . .            7,880,000           8,399,056

Florida Board of Education, Capital Outlay, Refunding

   5.125%, 6/1/2008 (Public Education) . . . . . . . . . . . . . . . . . . . . . . . .            6,975,000           7,315,241

Florida School Boards Association, LR (Orange County School Board Project)

   6.25%, 7/1/2005 (Insured; AMBAC, Prerefunded 7/1/2000) (a)  . . . . . . . . . . . .            3,250,000           3,393,520

Greater Orlando Aviation Authority, Airport Facilities Revenue

   6.40%, 10/1/2004 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .            8,940,000           9,845,711

Jacksonville Health Facilities Authority, HR (Charity Obligation Group)

   5.20%, 8/15/2013 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            2,150,000           2,249,868

Palm Beach County, Solid Waste IDR (Okeelanta Power L.P. Project)

   6.50%, 2/15/2009 (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,600,000           2,880,000

Pinellas County, RRR 5.10%, 10/1/2003 (Insured; MBIA). . . . . . . . . . . . . . . . .            2,915,000           3,065,706

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Georgia--.5%

Atlanta, Airport Facilities Revenue, Refunding 6%, 1/1/2007 (Insured; AMBAC) . . . . .    $       5,780,000   $       6,514,291

Hawaii--.2%

Hawaii, Airports System Revenue 7.50%, 7/1/2005 (Insured; FGIC). . . . . . . . . . . .            3,000,000           3,224,220

Illinois--5.9%

Arlington Heights, MFHR (Brook Run Association, L.P. Project)

   5.05%, 12/1/2007 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000           4,003,000

Carol Stream, First Mortgage Revenue, Refunding (Windsor Park Manor Project):

   5.50%, 12/1/1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              520,000             520,021

   6.50%, 12/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,224,670

Chicago Building Acquisition, COP 5.25% 1/1/2012 (Insured; FSA). . . . . . . . . . . .            4,460,000           4,691,563

Chicago O'Hare International Airport:

   Passenger Facility Charge Revenue 5.50%, 1/1/2008 (Insured; AMBAC)  . . . . . . . .            5,000,000           5,435,350

   Special Facility Revenue, Refunding (International Terminal)

       7.50%, 1/1/2005 (Prerefunded 1/1/2000) (a)  . . . . . . . . . . . . . . . . . .              905,000             961,698

Hoffman Estates, Tax Increment Revenue (Area Economic Development Project):

   7.50%, 11/15/2003 (LOC; Union Bank of Switzerland, Prerefunded 11/15/2000)(a) . . .            5,145,000           5,632,437

   Refunding 5.25%, 11/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,337,800

Illinois Development Finance Authority,

  Providers Facility Acquisition Revenue (Community Rehabilitation):

       8.25%, 9/1/2000 (Escrowed to Maturity)  . . . . . . . . . . . . . . . . . . . .              995,000           1,036,949

       8.25%, 9/1/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              945,000           1,019,050

       5%, 7/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,765,000           2,807,609

       Refunding:

          5.60%, 7/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,485,000           1,545,588

          5.60%, 7/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,043,620

          5.90%, 7/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,325,000           1,412,198

Illinois Educational Facilities Authority, Revenue, Refunding:

   (Illinois Institute of Technology) 6.60%, 12/1/2009 . . . . . . . . . . . . . . . .            2,665,000           3,006,360

   (MJH Education Assistance):

       5%, 9/1/2013 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,008,970

       4.05%, 9/1/2023 (Insured; AMBAC) (d)  . . . . . . . . . . . . . . . . . . . . .            4,000,000           3,998,080

Illinois Health Facilities Authority, Revenue:

   (Catholic Health Co. Addolorata Project) 7.625%, 7/1/1999 . . . . . . . . . . . . .              320,000             327,683

   (Central Dupage Health Wyndemere Retirement Community)

       6.125%, 11/1/2007 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . .            4,400,000           4,766,080

   (Evangelical Hospital):

       6.75%, 4/15/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,035,000           2,322,505

       6.75%, 4/15/2007 (Prerefunded 4/15/2002) (a)  . . . . . . . . . . . . . . . . .            1,055,000           1,172,126

   (Southern Illinois Hospital Services) 6.50%, 3/1/2007

       (Insured; MBIA, Prerefunded 3/1/2002) (a) . . . . . . . . . . . . . . . . . . .            4,000,000           4,407,360

   (Swedish American Hospital) 7.30%, 4/1/2007

       (Insured; AMBAC, Prerefunded 4/1/2000) (a)  . . . . . . . . . . . . . . . . . .            4,000,000           4,274,640

Illinois Student Assistance Commission, Student Loan Revenue 5.75%, 3/1/2007 . . . . .            3,365,000           3,517,468

Normal, EDR, Refunding (Dayton-Hudson Corp. Project) 6.75%, 11/1/2001. . . . . . . . .            3,400,000           3,621,578

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Indiana--8.1%

Boonville Junior High School Building Corp., First Mortgage Revenue, Refunding

   6.80%, 7/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       3,100,000   $       3,423,392

Brownsburg School Building Corp., First Mortgage Revenue:

   5.80%, 8/1/2008 (Insured; FSA, Prerefunded 2/1/2005) (a)  . . . . . . . . . . . . .            2,650,000           2,952,170

   5.90%, 8/1/2009 (Insured; FSA, Prerefunded 2/1/2005) (a)  . . . . . . . . . . . . .            2,895,000           3,240,807

Central High School Building Corp., First Mortgage, Refunding

   5.50%, 8/1/2009 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .            3,960,000           4,323,686

Indiana Bond Bank (Hendricks Special Hospital Program) 6.90%, 4/1/2006 . . . . . . . .            3,000,000           3,305,670

Indiana Development Finance Authority, PCR, Refunding

  (Inland Steel Company Project Number 13):

       5.75%, 10/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,500,000          11,309,675

       7.25%, 11/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,330,000          11,135,224

Indiana Health Facility Financing Authority, HR, Refunding (Clarian Health
Partners, Inc.):

   5.50%, 2/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,226,620

   5.50%, 2/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,348,200

Indiana Municipal Power Agency, Power Supply Systems Revenue, Refunding

   5.70%, 1/1/2006 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .            8,400,000           9,227,064

Indiana Transportation Finance Authority, Airport Facilities LR (United Air):

   6.50%, 11/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,575,000           2,834,560

   6.50%, 11/1/2007 (Prerefunded  11/1/2002) (a) . . . . . . . . . . . . . . . . . . .            2,675,000           2,989,580

Indianapolis Local Public Improvement Bond Bank, Refunding:

   6.20%, 2/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,100,000           2,277,345

   6.30%, 2/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,800,000           3,084,564

   6.40%, 2/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,361,290

   6.50%, 1/1/2011 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . .            6,415,000           7,617,235

Knox County Hospital Association, LR 5.65%, 7/1/2008 (Insured; MBIA) . . . . . . . . .            4,150,000           4,423,444

Logansport School Building Corp., First Mortgage Revenue

   7.30%, 1/15/2007 (Prerefunded 1/15/2000) (a)  . . . . . . . . . . . . . . . . . . .            4,750,000           5,043,028

North Montgomery Elementary School Building Corp., First Mortgage Revenue,
Refunding

   6.50%, 7/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,665,000           6,337,436

Plymouth, Multi-School Building Corp., Refunding

   (First Mortgage-Plymouth Community School) 5.50%, 7/1/2005 (Insured; MBIA)  . . . .            3,000,000           3,251,850

Westfield High School Building Corp., First Mortgage Revenue:

   5.45%, 7/15/2009 (Insured; AMBAC, Prerefunded 7/15/2002) (a)  . . . . . . . . . . .            5,000,000           5,499,600

   Refunding 5.25%, 7/5/2013 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . .            3,000,000           3,120,510

Iowa--1.4%

Ames, HR, Refunding (Mary Greeley Medical Center Project)

   6.25%, 8/15/2006 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            4,320,000           4,740,336

Council Bluffs, IDR, Refunding (Cargill, Inc. Project) 7%, 3/1/2007. . . . . . . . . .            4,400,000           4,854,080

Iowa Student Loan Liquidity Corp., Student Loan Revenue:

   6.35%, 3/1/2001 (Insured; Guaranteed Student Loans) . . . . . . . . . . . . . . . .            3,400,000           3,559,018

   6.65%, 3/1/2003 (Insured; Guaranteed Student Loans) . . . . . . . . . . . . . . . .            4,900,000           5,314,148

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Kentucky--1.9%

Carrolton and Henderson Public Energy Authority, Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     10,000,000    $     10,476,200

Jefferson County, Health Facilities Revenue, Refunding (Alliant Health Systems)

   5%, 10/1/2011 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,155,000           3,257,474

Kenton County Airport Board, Airport Revenue (Cincinnati/Northern Kentucky
International)

   5.75%, 3/1/2009 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .            3,710,000           4,044,086

Mount Sterling, LR (Kentucky League Cities Funding) 5.625%, 3/1/2003 . . . . . . . . .            6,500,000           6,898,970

Louisiana--.9%

Louisiana Public Facilities Authority, Revenue:

   8.72%, 11/15/2012 (e) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,430,000           4,914,421

   8.72%, 11/15/2012 (Prerefunded 11/15/2002) (a,e)  . . . . . . . . . . . . . . . . .            3,635,000           4,127,906

   (Louisiana Association of Independent Colleges and Universities) 6.50%, 12/1/2002 .            2,155,000           2,321,991

Maine--.3%

Maine Educational Loan Marketing Corp., Student Loan Revenue, Refunding

   6.90%, 11/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,195,000           4,426,438

Maryland--.8%

Maryland Health and Higher Educational Facilities Authority, Revenue, Refunding

   (John Hopkins University) 5.125%, 7/1/2013  . . . . . . . . . . . . . . . . . . . .            9,915,000          10,374,461

Massachusetts--2.5%

Boston Industrial Development Financing Authority, Sewage Facility Revenue

   (Harbor Electric Energy Co. Project) 7.10%, 5/15/2002 . . . . . . . . . . . . . . .            3,125,000           3,338,187

Massachusetts, Refunding 6.40%, 8/1/2003 . . . . . . . . . . . . . . . . . . . . . . .            3,175,000           3,502,184

Massachusetts, Water Pollution Abatement Revenue (New Bedford Loan Program)

   5.50%, 2/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,950,000           7,530,812

Massachusetts Housing Finance Agency:

  Housing Revenue, Refunding:

       6.30%, 7/1/2007 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . .            3,040,000           3,264,200

       6.35%, 7/1/2008 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . .            3,265,000           3,505,369

       6.40%, 7/1/2009 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . .            3,565,000           3,857,758

   Residential Development 6.125%, 11/15/2008 (Collateralized; FNMA) . . . . . . . . .            5,000,000           5,320,900

Massachusetts Industrial Finance Agency, RRR, Refunding

   (Ogden Haverhill Project) 5.45%, 12/1/2012  . . . . . . . . . . . . . . . . . . . .            2,825,000           2,871,810

Michigan--5.3%

Detroit Local Development Finance Authority, Refunding:

   5.25%, 5/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,570,000           2,732,835

   5.20%, 5/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,745,000           6,042,648

Greater Detroit Resource Recovery Authority, Revenue, Refunding:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . .           11,000,000          12,718,750

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . .            7,755,000           8,966,719

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Michigan (continued)

Michigan Hospital Finance Authority, Revenue, Refunding:

   (Genesys Health System) 8.10%, 10/1/2013 (Prerefunded 10/1/2005) (a)  . . . . . . .     $     10,000,000    $     12,565,700

   (McLaren Obligated Group) 7.375%, 9/15/2008 (Prerefunded 9/15/2001) (a) . . . . . .            6,925,000           7,727,815

Michigan Strategic Fund:

   LOR (WMX Technologies, Inc. Project) 6%, 12/1/2013  . . . . . . . . . . . . . . . .            8,500,000           8,935,540

   SWDR (Genesee Power Station Project) 7.125%, 1/1/2006 . . . . . . . . . . . . . . .            7,500,000           8,020,650

Wayne State University, University Revenues, Refunding

   5.40%, 11/15/2006 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . .            3,105,000           3,310,489

Mississippi--.3%

Mississippi Development Bank, Special Obligation, Refunding

   (Adams County HR Project) 5.75%, 7/1/2010 (Insured; FSA)  . . . . . . . . . . . . .            3,445,000           3,758,667

Missouri--2.6%

Joplin Industrial Development Authority, Revenue, Refunding (Catholic Health
Initiatives):

   5.50%, 12/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,185,000           3,431,392

   5.625%, 12/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,340,000           3,616,084

Phelps City Industrial Development Authority, Industrial Revenue, Refunding

   (Excel Corp. Project) 7%, 12/1/2000 . . . . . . . . . . . . . . . . . . . . . . . .            4,500,000           4,780,080

Saint Louis, Airport Improvement Revenue, Refunding

   (Lambert-Saint Louis International Airport) 6%, 7/1/2005 (Insured; FGIC)  . . . . .            9,675,000          10,447,452

Saint Louis Municipal Finance Corp., Leasehold Revenue, Refunding:

   5.375%, 7/15/2003 (LOC; Sanwa Bank, Ltd.) . . . . . . . . . . . . . . . . . . . . .            5,075,000           5,336,109

   5.50%, 7/15/2004 (LOC; Sanwa Bank, Ltd.)  . . . . . . . . . . . . . . . . . . . . .            6,835,000           7,261,641

Montana--.2%

Montana Health Facilities Authority, Revenue (Sisters of Charity-Levenworth)

   5%, 12/1/2014 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,250,000           3,291,080

Nebraska--.2%

Albion, IDR, Refunding (Cargill, Inc. Project) 7%, 12/1/2000 . . . . . . . . . . . . .            2,600,000           2,768,714

Nevada--.9%

Clark County, Passenger Facility Charge Revenue

  (Las Vegas McCarran International Airport):

       5.95%, 7/1/2005 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . .            6,365,000           7,070,560

       5.80%, 7/1/2009 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . .            4,250,000           4,649,373

New Jersey--2.0%

New Jersey Building Authority, Building Revenue, Refunding 5%, 6/15/2009 . . . . . . .            8,900,000           9,244,074

New Jersey Economic Development Authority:

  LR

    (Bergen County Administration Complex):

          5%, 11/15/2008 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . .            1,840,000           1,935,588

          5%, 11/15/2009 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . .            1,935,000           2,026,293

          5%, 11/15/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,041,060

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

New Jersey (continued)

New Jersey Economic Development Authority (continued):

  Waste Paper Recycling Revenue

    (Marcal Paper Mills, Inc. Project):

          5.75%, 2/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       2,815,000   $       2,910,429

          8.50%, 2/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,930,000           3,438,150

Orange Township 6.60%, 2/1/2007 (Insured; FSA) . . . . . . . . . . . . . . . . . . . .            5,600,000           6,182,232

New Mexico--1.4%

New Mexico Educational Assistance Foundation, Student Loan Revenue:

   6.60%, 3/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,205,000           9,907,342

   6.70%, 3/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,315,000           8,922,244

New York--9.6%

City University of New York, COP, Refunding (John Jay College) 5.75%, 8/15/2004. . . .            5,970,000           6,428,675

Long Island Power Authority, Electric System Revenue:

   4.25%, 4/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000,000           6,043,440

   5%, 4/1/2012 (Insured; MBIA) (d)  . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,232,050

   5%, 4/1/2012 (Insured; MBIA) (d)  . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,223,450

New York City:

   7.30%, 2/1/2001 (Escrowed To Maturity)  . . . . . . . . . . . . . . . . . . . . . .            4,410,000           4,746,130

   7.30%, 2/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              590,000             631,920

   7.50%, 2/1/2001 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,225,270

   5.25%, 8/1/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,930,000           4,094,392

   Refunding:

       5.80%, 8/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,725,000           6,257,998

       6.25%, 8/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,000,000           7,926,590

       6.375%, 8/15/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,750,000          22,275,433

       6.375%, 8/15/2009 (Prerefunded 8/15/2005) (a) . . . . . . . . . . . . . . . . .            5,250,000           6,025,478

       5%, 8/1/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,074,550

New York State Dormitory Authority, Revenues:

   (City University System) 5.125%, 7/1/2010 . . . . . . . . . . . . . . . . . . . . .            4,365,000           4,542,961

   (Department of Health):

       5.50%, 7/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000           2,132,600

       5.625%, 7/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,240,000           3,480,667

   Mental Health Service Facilities, 6%, 8/15/2006 . . . . . . . . . . . . . . . . . .            6,940,000           7,680,220

New York State Energy, Research and Development Authority,

  Service Contract Revenue, Refunding (Western New York Nuclear Service Center
Project)

   5.20%, 4/1/2002 (Insured; CapMac) . . . . . . . . . . . . . . . . . . . . . . . . .            5,085,000           5,296,892

New York State Thruway Authority, Service Contract Revenue (Local Highway and
Bridge)

   5.75%, 4/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,625,000           6,120,225

New York State Urban Development Corp., Revenue (Correctional Facilities)

   5.25%, 1/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,520,000           4,734,338

Niagara Falls City School District, COP (High School Facility),

   5.625%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,835,000           1,970,992

   5.625%, 6/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,935,000           2,074,591

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

New York (continued)

Triborough Bridge and Tunnel Authority, General Purpose Revenue, Refunding

   6.75%, 1/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       5,100,000   $       6,115,920

North Carolina--3.7%

North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding:

   5%, 1/1/2002  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,860,000           4,969,836

   5.125%, 1/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,320,000           7,541,064

   7%, 1/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,115,000           4,765,252

   6.125%, 1/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,425,000           8,175,890

North Carolina Medical Care Commission, Health Care Facilities Revenue

   (First Mortgage-Deerfield) 5.30%, 11/1/2004 . . . . . . . . . . . . . . . . . . . .            5,840,000           5,979,518

North Carolina Municipal Power Agency, Electric Revenue, Refunding (Number 1
Catawba):

   6%, 1/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000           2,158,500

   5.25%, 1/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,000,000           5,241,200

   5.50%, 1/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,707,000

Ohio--2.5%

Cincinnati Student Loan Funding Corp., Student Loan Revenue, Refunding

   7.20%, 8/1/2003 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,865,000           1,930,126

Cleveland, Airport Systems Revenue:

   5.50%, 1/1/2005 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . .            1,000,000           1,072,750

   5.125%, 1/1/2010 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .            1,700,000           1,780,070

Cuyahoga County, HR, Refunding (Metrohealth System)

   5.25%, 2/15/2010 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . .            5,160,000           5,509,126

Franklin County, HR, Refunding (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .            2,930,000           3,126,984

Lorain, Hospital Improvement Revenue, Refunding (Lakeland Community Hospital,
Inc.)

   6.50%, 11/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,860,000           4,431,396

Montgomery County, HR, Refunding (Grandview Hospital and Medical Center):

   5.25%, 12/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,250,000           2,231,775

   5.25%, 12/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,250,000           2,232,315

   5.375%, 12/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,400,000           2,381,784

Ohio Air Quality Development Authority, PCR, Refunding (Cleveland)

   4.60%, 10/1/2030 (d)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,085,000           3,059,765

Ohio Water Development Authority, Pollution Control Facilities Revenue,
Refunding

   (Cleveland Electric) 4.60%, 10/1/2030 (d) . . . . . . . . . . . . . . . . . . . . .            6,000,000           5,950,920

Oklahoma--.5%

Washington County Medical Authority, Revenue, Refunding

   (Jane Phillips Medical Center Project) 5.50%, 11/1/2010 (Insured; Connie Lee) . . .            6,175,000           6,610,832

Pennsylvania--5.7%

Erie County Hospital Authority, Revenue, Refunding

   (Hamot Health Foundation) 5.375%, 5/15/2010 (Insured; AMBAC)  . . . . . . . . . . .            2,340,000           2,493,481

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Pennsylvania (continued)

Lehigh County General Purpose Authority, Revenue (Wiley House):

   8.65%, 11/1/2004  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       3,475,000   $       3,711,300

   9.375%, 11/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,115,000           6,974,830

Pennsylvania, COP, Refunding 5.40%, 7/1/2009 (Insured; AMBAC). . . . . . . . . . . . .            5,000,000           5,164,600

Pennsylvania Economic Development Financing Authority, RRR (Northampton
Generating):

   6.40%, 1/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,500,000          11,129,895

   6.50%, 1/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000           2,128,940

   Refunding 6.75%, 1/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,000,000           7,637,490

Pennsylvania Higher Educational Facilities Authority, Health Services Revenue,
Refunding

  (University of Pennsylvania):

       5.60%, Seies A, 1/1/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,000,000          10,629,100

       5.60%, Series B, 1/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,350,000           4,623,659

Philadelphia Airport Revenue, Refunding (Philadelphia Airport System)
   5.375%, 6/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,770,000           7,201,317

Philadelphia Hospitals and Higher Education Facilities Authority, Revenue

   (Community Mental Health/Retardation) 8.875%, 6/15/2009 . . . . . . . . . . . . . .           12,430,000          13,716,381

Rhode Island--1.9%

Central Falls Detention Facility Corp., Detention Facility Revenue, Refunding

  (Donald W. Wyatt Detention):

       5.25%, 1/15/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,230,000           1,285,953

       5.25%, 1/15/2010  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,290,000           1,345,173

       5.25%, 1/15/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,360,000           1,408,634

       5.25%, 1/15/2012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,430,000           1,472,442

Rhode Island Health and Educational Building Corp., Hospital Financing Revenue,
Refunding

  (Lifespan Obligation Group):

       5.75%, 5/15/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            4,805,000           5,307,123

       5.75%, 5/15/2008 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            5,560,000           6,155,921

Rhode Island Housing and Mortgage Finance Corp.:

   (Homeownership Opportunity) 7.30%, 10/1/2008  . . . . . . . . . . . . . . . . . . .            4,680,000           5,183,287

   (Refunding-Rental Housing Program):

       5.65%, 10/1/2007  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,175,000           2,278,443

       5.65%, 10/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,350,000           1,410,453

South Carolina--2.4%

Charleston County, Health Facilities Revenue (Espiscopal Church Project) 5.40%, 4/1/2004 .        5,000,000           5,078,800

Charleston County, Hospital Facilities Improvement Revenue, Refunding

   (Medical Society Health Project) 5.50%, 10/1/2005 (Insured; MBIA) . . . . . . . . .            7,945,000           8,623,980

Charleston County, RRR, Refunding (Foster Wheeler) 5%, 1/1/2007 (Insured; AMBAC) . . .            2,685,000           2,824,298

Lexington County Health Services District Inc., HR, Refunding

   5%, 11/1/2012 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,710,000           1,744,593

Oconee County, PCR, Refunding (Engelhard Corp. Project) 5.375%, 5/1/2006 . . . . . . .            6,000,000           6,447,180

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

South Carolina (continued)

Piedmont Municipal Power Agency, Electric Revenue, Refunding

   6.25%, 1/1/2004 (Insured; FGIC, Escrowed To Maturity) . . . . . . . . . . . . . . .   $          585,000  $          648,554

   6.25%, 1/1/2004 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .            3,465,000           3,744,626

York County, PCR (Bowater, Inc. Project) 7.625%, 3/1/2006. . . . . . . . . . . . . . .            2,900,000           3,406,775

Tennessee--.5%

Johnson City Health and Educational Facility Board, HR, Refunding

   (Medical Center Hospital Improvement) 5.125%, 7/1/2011 (Insured; MBIA)  . . . . . .            6,720,000           7,040,880

Texas--7.8%

Austin Independent School District, Refunding

   5.60%, 8/1/2009 (Prerefunded 8/1/2006) (a)  . . . . . . . . . . . . . . . . . . . .            4,590,000           5,049,964

   5.60%, 8/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,025,000           2,194,472

Cass County Industrial Development Corp., PCR, Refunding

   (International Paper Co.) 5.35%, 4/1/2012 . . . . . . . . . . . . . . . . . . . . .            3,750,000           3,956,850

Ennis IDC, Revenue, Refunding (Cargill, Inc., Project) 6.15%, 11/1/2003. . . . . . . .            2,450,000           2,626,278

Gulf Coast Waste Disposal Authority, SWDR, Refunding (Quaker Oats Co. Project)

   5.70%, 5/1/2006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,210,000           2,409,806

Harris County Health Facilities Development Corp., HR, Refunding:

   (Memorial Hermann Hospital System Project) 5.50%, 6/1/2012 (Insured; FSA) . . . . .            8,795,000           9,524,633

   (Memorial Hospital System Project) 6%, 6/1/2008 (Insured; MBIA) . . . . . . . . . .            3,000,000           3,368,280

Harris County Hospital District, Mortgage Revenue, Refunding

   7.50%, 2/15/2003 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            7,000,000           7,658,490

Houston, Hotel Occupancy Tax Revenue:

   7%, 7/1/2003 (Insured; FGIC, Prerefunded 7/1/2001) (a)  . . . . . . . . . . . . . .            4,400,000           4,763,264

   7%, 7/1/2004 (Insured; FGIC, Prerefunded 7/1/2001) (a)  . . . . . . . . . . . . . .            1,525,000           1,650,904

North Central Health Facility Development Corp., Revenue (Baylor Healthcare
System):

   8.72%, 5/15/2008 (e)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,750,000          12,919,595

   8.72%, 5/15/2008 (Prerefunded 5/15/2002) (a,e)  . . . . . . . . . . . . . . . . . .            1,250,000           1,390,100

North Texas Higher Education Authority, Student Loan Revenue:

   7%, Series B, 4/1/2002 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .            4,250,000           4,489,403

   7%, Series E, 4/1/2002 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . .            4,250,000           4,489,403

Port Corpus Christi Authority, Nueces County General Revenue, Refunding  (Union
Pacific)

   5.125%, 11/1/2009 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,250,000           2,243,408

Port Houston Authority, Harris County, Refunding

   Zero Coupon, 10/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,625,000           2,607,281

Rio Grande Consolidated Independent School District, Public Facilities LR

   6.40%, 7/15/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000           4,133,400

Rio Grande Valley Health Facilities Development Corp., HR, Refunding

   (Valley Baptist Medical Center) 6.25%, 8/1/2006 (Insured; MBIA) . . . . . . . . . .            5,100,000           5,592,405

South Texas Higher Education Authority, Student Loan Revenue, Refunding

   5.30%, 12/1/2003  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,400,000           3,559,698

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Texas (continued)

Tarrant County Health Facilities Development Corp., Health Systems Revenue:

   (Harris Methodist Health Systems) 6%, 9/1/2010  . . . . . . . . . . . . . . . . . .    $       7,725,000   $       8,434,464

   (Refunding-Health Resources Systems) 5.75%, 2/15/2014 (Insured; MBIA) . . . . . . .            5,000,000           5,539,600

Texas State College, Student Loan:

   6%, 8/1/2005  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,130,000           2,359,337

   6%, 8/1/2006  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,791,425

Utah--2.0%

Carbon County, SWDR:

   (Refunding-Sunnyside Cogeneration Project) 9%, 7/1/2006 (c) . . . . . . . . . . . .            9,750,000           5,851,950

   (Sunnyside Cogeneration Association) 7.50%, 7/1/2007 (c)  . . . . . . . . . . . . .            7,000,000           4,201,400

Intermountain Power Agency, Power Supply Revenue, Special Obligation

   6.50%, 7/1/2010 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .            5,200,000           6,164,444

Utah Board of Regents, Student Loan Revenue:

   6.25%, 11/1/2003 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,241,590

   6.35%, 11/1/2004 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,259,860

   6.45%, 11/1/2005 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,269,190

Virginia--1.6%

Big Stone Gap Redevelopment and Housing Authority, Correctional Facility LR

   (Wallens Ridge Development Project) 6%, 9/1/2007  . . . . . . . . . . . . . . . . .            4,000,000           4,492,240

Fairfax County Economic Development Authority, Educational Facilities Revenue

  (George Mason University Educational Foundation):

       6.50%, 11/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000           2,158,160

       6.95%, 11/15/2002 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,360,000           5,675,811

Virginia Housing Development Authority, Commonwealth Mortgage:

   6.05%, 1/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,400,000           4,625,940

   6.15%, 1/1/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,400,000           4,654,672

Washington--2.8%

Clark County, Public Utility District, Electric Revenue, Refunding

   6.30%, 1/1/2004 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . .            3,160,000           3,376,618

King County, 5.20%, 12/1/2003. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,525,000           2,679,353

Washington Health Care Facilities Authority, Revenue:

   (Childrens Hospital and Medical Center) 6.125%, 10/1/2007 (Insured; FGIC) . . . . .            4,000,000           4,407,920

   (Refunding-Sisters of Providence) 5.40%, 10/1/2010 (Insured; AMBAC) . . . . . . . .            3,000,000           3,190,590

Washington Housing Finance Commission, SFMR

   6.85%, 7/1/2011 (Insured; FNMA, GNMA) . . . . . . . . . . . . . . . . . . . . . . .            3,150,000           3,386,975

Washington, Public Power Supply Systems Revenue, Refunding (Nuclear Project
Number 1):

   6.60%, 7/1/2004 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,705,800

   7.25%, 7/1/2006 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . .            6,000,000           7,154,400

   6%, 7/1/2007 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,720,000          10,914,005

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                               Principal

Long-Term Municipal Investments (continued)                                                     Amount               Value
-----------------------------------------------------                                       _______________     _______________

Wisconsin--1.9%

Carlton, PCR, Refunding (Wisconsin Public Service Corp.) 6.125%, 10/1/2005 . . . . . .    $       5,000,000   $       5,433,850

Wisconsin Health and Educational Facilities Authority, Revenue:

   (Aurora Medical Group, Inc.) 6%, 11/15/2011 (Insured; FSA)  . . . . . . . . . . . .            3,500,000           4,035,430

   (Luther Hospital Project) 6.125%, 11/15/2006  . . . . . . . . . . . . . . . . . . .            3,500,000           3,785,950

   Refunding:

       (Aurora Health Care, Inc.):

          5%, 8/15/2009 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            4,335,000           4,537,965

          5%, 8/15/2010 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . .            3,955,000           4,109,364

       (Wheaton Franciscan Services, Inc.) 6.50%, 8/15/2007 (Insured; MBIA)  . . . . .            3,000,000           3,258,780

                                                                                                                _______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $1,231,604,081). . . . . . . . . . . . . .                           $1,309,441,583

                                                                                                                _______________



Short-Term Municipal Investments--.8%
-----------------------------------------------------

Florida--.4%

Dade County Health Facility Authority, HR, VRDN

   (Miami Children's Hospital Project) 3.30% (LOC; Barnett Bank, National Association) (f) . .  $ 3,100,000      $     3,100,00

Hillsborough County Industrial Development Authority, PCR, Refunding, VRDN

   (Tampa Electric Company Gannon) 3.25% (f) . . . . . . . . . . . . . . . . . . . . .            2,500,000           2,500,000

Michigan--.2%

Michigan Strategic Fund, LOR, Refunding

   (Detroit Edison Company) 3.25% (LOC; Barclay's Bank PLC) (f)  . . . . . . . . . . .            2,000,000           2,000,000

Texas--.2%

Harris County Industrial Development Corp., PCR, Refunding, VRDN

   (Shell Oil Company Project) 3.35% (f) . . . . . . . . . . . . . . . . . . . . . . .            2,900,000           2,900,000

                                                                                                                _______________

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $10,500,000). . . . . . . . . . . . . . .                         $     10,500,000

                                                                                                                _______________

TOTAL INVESTMENTS (cost $1,242,104,081). . . . . . . . . . . . . . . . . . . . . . . .                99.2%      $1,319,941,583

                                                                                                    _______     _______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .8%    $     11,224,730

                                                                                                    _______     _______________


NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100.0%      $1,331,166,313

                                                                                                    _______     _______________


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

Summary    of    Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation            LOC        Letter of Credit

COP         Certificate of Participation                             LOR        Limited Obligation Revenue

EDR         Economic Development Revenue                             LR         Lease Revenue

EIR         Environment Improvement Revenue                          MBIA       Municipal Bond Investors Assurance

FGIC        Financial Guaranty Insurance Company                                   Insurance Corporation

FNMA        Federal National Mortgage Association                    MFHR       Multi-Family Housing Revenue

FSA         Financial Security Assurance                             PCR        Pollution Control Revenue

GNMA        Government National Mortgage Association                 RRR        Resources Recovery Revenue

HR          Hospital Revenue                                         SFMR       Single Family Mortgage Revenue

IDC         Industrial Development Corporation                       SWDR       Solid Waste Disposal Revenue

IDR         Industrial Development Revenue                           VRDN       Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          __________________            ____________________

AAA                                Aaa                               AAA                                  47.0%

AA                                 Aa                                AA                                   16.1

A                                  A                                 A                                    15.7

BBB                                Baa                               BBB                                   9.9

BB                                 Ba                                BB                                     .7

B                                  B                                 B                                     1.7

F1+, F-1                           MIG1, VMIG1 & P1                  SP1, A1                                .8

Not Rated (g)                      Not Rated (g)                     Not Rated (g)                         8.1

                                                                                                       _______

                                                                                                         100.0%

                                                                                                       _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Bonds   which   are  prerefunded  are  collateralized  by  U.S.  Government securities which are held in escrow and are used to pay principal and interest on  the  municipal  issue  and  to  retire  the  bonds in full at the earliest refunding date.

(b)Securities  exempt  from registration under Rule 144A of the Securities Act
   of   1933.  These  securities  may  be  resold  in  transactions  exempt  from registration,  normally  to  qualified  institutional  buyers. At November 30,
   1998, these securities amounted to $9,289,517 or .7% of the net assets.

(c)Non-income producing security; interest payments in default.

(d)Purchase on a delayed delivery basis.

(e)Inverse   floater   security--the   interest  rate  is  subject  to  change
   periodically.

(f)Securities payable on demand. Variable interest rate--subject to periodic change.

(g)Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                   Cost            Value

                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,242,104,081    $1,319,941,583

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           20,899,999

                                 Receivable for investment securities sold . . . . . . . .                            3,645,401

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              263,953

                                                                                                                _______________

                                                                                                                  1,344,750,936

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              819,366

                                 Payable for investment securities purchased . . . . . . .                           12,000,777

                                 Payable for shares of Common Stock redeemed . . . . . . .                               74,535

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              689,945

                                                                                                                _______________

                                                                                                                     13,584,623

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,331,166,313

                                                                                                                _______________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,240,620,093

                                 Accumulated net realized gain (loss) on investments . . .                           12,708,718

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           77,837,502

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,331,166,313

                                                                                                                _______________


SHARES OUTSTANDING

(300 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED) . . . . . . . . . . . . . .                           93,654,158

NET ASSET VALUE, offering and redemption price per share--Note 3(d). . . . . . . . . . . .                               $14.21

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest income . . . . . . . . . . . . . . . . .                                $36,912,328

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $  3,990,923

                                 Shareholder servicing costs--Note 3(b)  . . . . .            1,002,498

                                 Custodian fees  . . . . . . . . . . . . . . . . .               47,061

                                 Professional fees . . . . . . . . . . . . . . . .               31,392

                                 Registration fees . . . . . . . . . . . . . . . .               28,851

                                 Prospectus and shareholders' reports  . . . . . .               26,621

                                 Directors' fees and expenses--Note 3(c) . . . . .               22,486

                                 Loan commitment fees--Note 2  . . . . . . . . . .                3,315

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               29,095

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .            5,182,242

                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . .             (183,836)

                                                                                           ____________

                                    Net Expenses . . . . . . . . . . . . . . . . .                                  4,998,406

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 31,913,922

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  4,834,440

                                 Net unrealized appreciation (depreciation) on
                                    investments  . . . . . . . . . . . . . . . . .            2,917,867

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  7,752,307

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $39,666,229

                                                                                                                 ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Six Months Ended

                                                                                        November 30, 1998         Year Ended

                                                                                           (Unaudited)            May 31, 1998
                                                                                        __________________       ______________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     31,913,922     $     67,354,397

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             4,834,440           16,826,858

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             2,917,867           22,880,755

                                                                                           _______________      _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .            39,666,229          107,062,010

                                                                                           _______________      _______________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (32,264,286)         (67,194,371)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . .               --               (11,741,273)

                                                                                           _______________      _______________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (32,264,286)         (78,935,644)

                                                                                           _______________      _______________

CAPITAL STOCK TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .            67,004,064          201,091,675

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,495,467           58,183,925

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (113,260,435)        (328,451,313)

                                                                                           _______________      _______________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .           (22,760,904)         (69,175,713)

                                                                                           _______________      _______________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .           (15,358,961)         (41,049,347)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,346,525,274        1,387,574,621

                                                                                           _______________      _______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $1,331,166,313       $1,346,525,274

                                                                                           _______________      _______________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . .            --           $          350,364

                                                                                           _______________      _______________

                                                                                               Shares               Shares

                                                                                           _______________      _______________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,725,776           14,280,929

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . .             1,654,814            4,133,183

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,985,463)         (23,346,665)

                                                                                           _______________      _______________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . .            (1,604,873)          (4,932,553)

                                                                                           _______________      _______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                 Six Months Ended

                                                November 30, 1998                       Year Ended May 31,
                                                                        ____________________________________________________

PER SHARE DATA:                                    (Unaudited)         1998         1997        1996        1995        1994

                                              ____________________   _______      _______     _______      _______     _______
   Net asset value, beginning of period  . . .        $14.14          $13.85       $13.75      $14.02       $13.84      $14.31

                                                     _______         _______      _______     _______      _______     _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .           .34             .69          .71         .72          .75         .76

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .           .07             .41          .20        (.24)         .24        (.31)

                                                     _______         _______      _______     _______      _______     _______

   Total from Investment Operations  . . . . .           .41            1.10          .91         .48          .99         .45

                                                     _______         _______      _______     _______      _______     _______

   Distributions:

   Dividends from investment income--net . . .          (.34)           (.69)        (.70)       (.72)        (.75)       (.76)

   Dividends from net realized gain on
       investments . . . . . . . . . . . . . .           --             (.12)        (.11)       (.03)        (.06)       (.16)

                                                     _______         _______      _______     _______      _______     _______

   Total Distributions . . . . . . . . . . . .          (.34)           (.81)        (.81)       (.75)        (.81)       (.92)

                                                     _______         _______      _______     _______      _______     _______

   Net asset value, end of period  . . . . . .        $14.21          $14.14       $13.85      $13.75       $14.02      $13.84

                                                     _______         _______      _______     _______      _______     _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . .          6.02%(1)        8.04%        6.80%       3.44%        7.54%       3.13%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .75%(1)         .74%         .73%        .71%         .73%        .70%

   Ratio of net investment income
       to average net assets . . . . . . . . .          4.77%(1)        4.91%        5.10%       5.14%        5.52%        5.22%

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .           .03%(1)         .01%          --          --           --          --

   Portfolio Turnover Rate . . . . . . . . . .          9.13%(2)       40.27%       46.67%      48.70%       42.18%       36.27%

   Net Assets, end of period (000's Omitted) . .  $1,331,166      $1,346,525   $1,387,575  $1,467,340   $1,569,511   $1,724,126
-----------------------------

(1) Annualized.

(2) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Intermediate Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a diversified open-end management investment company. The Fund' s investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares which are sold to the public without a sales charge.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $14,479 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 1998, the Fund did not borrow under the Facility.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988, the Manager has agreed to make payments to the Fund for 10 years, ranging from $0 to $1 million per year, depending upon average daily net assets of the Fund. The management fee for the period ended November 30, 1998 was reduced by $25,750 pursuant to the settlement of litigation. This arrangement terminated on October 31, 1998.

  The Manager had undertaken from June 1, 1998 through November 30, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $183,836 during the period ended November 30, 1998.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, the Fund was charged $640,819 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $275,545 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

  (D) A .10% redemption fee is charged and retained by the Fund (including on redemptions through use of the Fund Exchanges privilege) on shares redeemed within fifteen days of their issuance. During the period ended November 30, 1998, redemption fees retained by the Fund amounted to $6,479.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 1998, amounted to $119,854,404 and $137,170,711, respectively.

  At November 30, 1998, accumulated net unrealized appreciation on investments was $77,837,502, consisting of $85,998,724 gross unrealized appreciation and $8,161,222 gross unrealized depreciation.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INTERMEDIATE MUNICIPAL

BOND FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             947SA9811

Intermediate

Municipal Bond

Fund, Inc.

Semi-Annual

Report

November 30, 1998